Schedule of Investment in Sarborg Using Cost Method (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31, 2025
Balance as of June 30, 2026	$ 122,846	122,846
Sarborg Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31, 2025	122,932
Investment in Sarborg		123,000
Loss on equity investment in Sarborg	(86)	(154)
Impairment on equity investment in Sarborg
Balance as of June 30, 2026	$ 122,846	$ 122,846